Accumulated Other Comprehensive Loss (Amounts Reclassified out of Each Component of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012
Unrealized gains and losses on sale of securities:
Net realized (gains) losses on available for sale securities	$ (71)			$ (71)
Total before tax			(12)	(71)		(12)
Provision for income tax expense			4	24		4
Net of tax	(47)			(47)
Amortization of defined benefit items
Estimated net loss	341	[1]		682	[1]
Prior service cost	(5)	[1]	(5)	(10)	[1]	(10)
Transition asset	(2)	[1]	(4)	(4)	[1]	(8)
Total before tax	334			668
Provision for income tax expense	(114)			(228)
Net of tax	220			440
Total reclassifications for the period	$ 220			$ 393

[1]	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).